Time charter revenues and related contract balances (Details 2) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Lease [Member]
Balance January 1, 2018	$ 8,326
Additions	0
Reduction for receivables recorded	(809)
Reduction for revenue recognized from previous years	0
Repayments of refund liabilities to charterer	0
Balance December 31, 2018	7,517
Netting of contract asset and contract liability	(7,517)
Balance January 1, 2018	(8,326)
Additions	0
Reduction for revenue recognized	809
Reduction for revenue recognized from previous years	0
Balance December 31, 2018	(7,517)
Netting of contract asset and contract liability	7,517
Balance reflected in balance sheet December 31, 2018	0
Balance reflected in balance sheet December 31, 2018	0
Services [Member]
Balance January 1, 2018	303
Additions	0
Reduction for receivables recorded	(303)
Reduction for revenue recognized from previous years	0
Repayments of refund liabilities to charterer	0
Balance December 31, 2018	0
Netting of contract asset and contract liability	0
Balance reflected in balance sheet December 31, 2018	0
Balance January 1, 2018	(6,187)
Additions	(1,747)
Reduction for revenue recognized from previous years	2,772
Repayments of refund liabilities to charterer	3,328
Balance December 31, 2018	(1,834)
Repayments of refund liabilities to charterer	0
Balance reflected in balance sheet December 31, 2018	$ (1,834)